Allstate Life Insurance Company of New York

Allstate Life of New York Variable Life Separate Account A

Supplement, dated September 26, 2008, to

the Consultant Protector Variable Universal Life Prospectus and

the Consultant Accumulator Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable life contracts issued by Allstate Life Insurance Company of New York.

We have recently received notice that the Board of Trustees of Premier VIT approved the following fund name change, effective September 10, 2008:

•	The name of the Premier VIT OpCap Small Cap Portfolio will be changed to the Premier VIT NACM Small Cap Portfolio.

We have also received notice that the Board of Trustees of the Janus Aspen Series has approved the following fund name changes, effective on or about November 1, 2008:

•	The name of the Janus Aspen Series Mid Cap Value Portfolio will be changed to the Janus Aspen Perkins Mid Cap Value Portfolio; and

•	The name of the Janus Aspen Series Small Company Value Portfolio will be changed to the Janus Aspen Perkins Small Company Value Portfolio.

Due to these name changes, the following Sub-Account name changes will be made to the corresponding Sub-Accounts available for your product:

•	Effective September 10, 2008, the Premier VIT OpCap Small Cap Sub-Account will be changed to the Premier VIT NACM Small Cap Sub-Account;

•	Effective on or about November 1, 2008, the Janus Aspen Series Mid Cap Value Sub-Account will change its name to the Janus Aspen Perkins Mid Cap Value Sub-Account; and

•	Effective on or about November 1, 2008, the Janus Aspen Series Small Company Value Sub-Account will be changed to the Janus Aspen Perkins Small Company Value Sub-Account.

The name change does not in any way affect the investment objective of the Portfolio. For complete information about each Portfolio, including the manner in which the investment advisor manages the Portfolio, expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

Please keep this supplement for future reference together with your prospectus.